CONDENSED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	500,000	500,000	500,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	100,000,000	100,000,000	100,000,000
Common Stock, Shares, Issued	4,804,290	4,650,000	2,000,000
Common Stock, Shares, Outstanding	4,804,290	4,650,000	2,000,000